Related party transactions (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Due to related parties	$ 948	$ 57,632
Represents information about Farm Net Limited.
Due to related parties	0	54,600
Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Due to related parties	$ 948	$ 3,032